Bridges Investment Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 30, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bridges Investment Fund, Inc. (the “Company”)
File Nos. 002-21600 and 811-01209

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Company dated April 30, 2018, and filed electronically as Post-Effective Amendment No. 76 to the Company’s Registration Statement on Form N-1A on April 26, 2018.

If you have any questions concerning the foregoing please contact the undersigned at (414) 765‑5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
For US Bancorp Fund Services, LLC

Enclosures